Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not have any formal policy that requires it to grant, or avoid granting, equity awards at certain times. The Compensation Committee generally approves annual equity awards for non-CEO NEOs as part of the Company's annual or mid-year performance cycles for all employees. At times, when NEO compensation decisions are made outside of the Company's annual or mid-year performance cycle, our independent directors and the Compensation Committee may approve equity awards for NEOs as needed. However, equity awards are never timed to relate to the price of our common stock nor to correspond with the release of material non-public information. Grants to new employees, including potential NEOs, are typically approved as part of the Company's ordinary course monthly equity granting process following the employee’s start date.

Award Timing Method	The Company does not have any formal policy that requires it to grant, or avoid granting, equity awards at certain times. The Compensation Committee generally approves annual equity awards for non-CEO NEOs as part of the Company's annual or mid-year performance cycles for all employees. At times, when NEO compensation decisions are made outside of the Company's annual or mid-year performance cycle, our independent directors and the Compensation Committee may approve equity awards for NEOs as needed.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	However, equity awards are never timed to relate to the price of our common stock nor to correspond with the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false